Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		55 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (484,467)	$ (125,367)	$ (1,091,355)	$ (2,409,959)	$ (7,091,321)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,213	121	483		2,696
Impairment of mining claims				615,700	714,700
Impairment of other assets				32,122	32,122
Stock based compensation	359,261	42,600	213,887	1,116,939	1,836,515
Amortization of debt discount		12,196	119,930	68,957	2,287,366
Common stock issued for interest expense			7,300		504,060
Loss on settlement of litigation			59,000		59,000
Loss on account payable conversion			5,500	27,514	33,014
Loss on conversion of notes payable				121,770	121,770
Changes in assets and liabilities:
Prepaid expenses and other current assets	20,200		(12,500)		7,700
Accounts payable and accrued expenses	20,728	(53,224)	(36,891)	97,386	52,984
Accrued expenses - related party		(37,288)	(38,989)	76,316	18,000
Disputed payable and other payable			221,250		293,450
Deferred liabilities			10,000	50,000	60,000
Net cash used in operating activities	(82,065)	(160,962)	(542,385)	(203,255)	(1,067,944)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in mining property			(33,173)	(50,000)	(149,000)
Purchase of intangible asset					(36,173)
Net cash used in investing activities			(33,173)	(50,000)	(185,173)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of notes payable			(58,000)		355,800
Proceeds from notes payable		(53,000)	50,000	101,300	(58,000)
Proceeds from convertible note payable			76,875		129,875
Proceeds from the sale of common stock	140,000	193,000	569,000	175,000	969,000
Net cash provided by financing activities	140,000	140,000	637,875	276,300	1,396,675
INCREASE (DECREASE) IN CASH	57,935	(20,962)	62,317	23,045	143,558
CASH, BEGINNING OF PERIOD	85,623	23,306	23,306	261
CASH, END OF PERIOD	143,558	2,344	85,623	23,306	143,558
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	1,875	22,725	47,100	2,500	557,849
Income taxes paid
NONCASH INVESTING AND FINANCING TRANSACTIONS
Extinguishment of debt			19,327		19,327
Notes issued to acquire mining claims				357,000	357,000
Common stock issued for prepay interest			7,700		7,700
Common stock issued for note modification				48,387	48,387
Common stock issued to acquire mining claim				458,700	458,700
Common stock issued for fixed assets		3,023	7,500	36,372	43,872
Common stock issued for accounts payable and accrued liabilities		19,328		126,267	138,332
Common stock issued for conversion of debt			29,500		29,500
Common stock to be issued for settlement of litigation			$ 15,500		$ 15,500